Risk/Return Detail Data - FidelityGlobalCreditFund-AMCIZPRO	Mar. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity School Street Trust
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Global Credit Fund /Fidelity Advisor® Global Credit Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Global Credit Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57 % of the average value of its portfolio.
Portfolio Turnover, Rate	57.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing in securities issued throughout the world, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in investment-grade debt securities. Allocating investments across different market sectors, countries, and regions, including the United States. Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts. Investing in contingent convertible securities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund was named Fidelity ® Global Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	9.75%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(11.27%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.88%
Fee waiver and/or expense reimbursement	0.13%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
1 year	$ 474
3 years	653
5 years	852
10 years	1,425
1 Year	474
3 Years	653
5 Years	852
10 Years	$ 1,425
2015	(5.24%)
2016	2.39%
2017	8.60%
2018	(3.05%)
2019	14.37%
2020	8.00%
2021	(0.76%)
2022	(19.93%)
2023	6.74%
2024	8.15%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	0.90%
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
1 year	$ 474
3 years	656
5 years	859
10 years	1,446
1 Year	474
3 Years	656
5 Years	859
10 Years	$ 1,446
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.65%
Fee waiver and/or expense reimbursement	0.15%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.50%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 253
3 years	501
5 years	878
10 years	1,732
1 Year	153
3 Years	501
5 Years	878
10 Years	$ 1,732
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.56%
Fee waiver and/or expense reimbursement	0.06%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.50%
1 year	$ 51
3 years	171
5 years	305
10 years	694
1 Year	51
3 Years	171
5 Years	305
10 Years	$ 694
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Fidelity Advisor Global Credit Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.45%
Fee waiver and/or expense reimbursement	0.04%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.41%
1 year	$ 42
3 years	139
5 years	247
10 years	562
1 Year	42
3 Years	139
5 Years	247
10 Years	$ 562
Annual Return, Inception Date	Oct. 02, 2018
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.83%
Past 5 years	(1.00%)
Past 10 years	1.06%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.84%
Past 5 years	(0.96%)
Past 10 years	1.07%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.37%
Past 5 years	(0.91%)
Past 10 years	0.87%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.44%
Past 5 years	0.08%
Past 10 years	1.74%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | Return Before Taxes | Fidelity Advisor Global Credit Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.61%
Past 5 years	0.20%
Since Inception	2.19%	[4]
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | After Taxes on Distributions | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	2.42%
Past 5 years	(2.41%)
Past 10 years	(0.02%)
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | After Taxes on Distributions and Sales | Fidelity Advisor Global Credit Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	2.28%
Past 5 years	(1.31%)
Past 10 years	0.37%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | LB135
Risk/Return:
Label	Bloomberg Global Aggregate Bond Index
Past 1 year	(1.69%)
Past 5 years	(1.96%)
Past 10 years	0.15%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | IXZM6
Risk/Return:
Label	Fidelity Global Credit Fund Linked Index℠
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	1.91%
FidelityGlobalCreditFund-AMCIZPRO | Fidelity Global Credit Fund | LB324
Risk/Return:
Label	Bloomberg Global Aggregate Credit Index (Hedged USD)
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	2.46%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[2]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.75%, 0.75%, 1.50%, 0.50%, and 0.41% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[3]	B On Class C shares redeemed less than one year after purchase.
[4]	A From October 2, 2018 .